UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               -------------


Check here if Amendment []; Amendment Number:
                                              --------------

          This Amendment (Check only one.):     [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jabre Capital Partners S.A.
Address:   1 Rue des Moulins
           1204 Geneva, Switzerland


Form 13F File Number: 028-13038
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Emma Love
Title:  Head of Compliance
Phone:  + 41 22 556 2255

Signature,  Place,  and  Date  of  Signing:


            /s/ Emma Love               Geneva, Switzerland     August 16, 2010
---------------------------------  --------------------------   ---------------
            [Signature]                    [City, State]              [Date]


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                            -------------------

Form 13F Information Table Entry Total:               89
                                            -------------------

Form 13F Information Table Value Total:          $1,904,618
                                            -------------------
                                              (In Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     None

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
                                                  JABRE CAPITAL PARTNERS S.A.
                                                          FORM 13F
                                                  Quarter Ended June 30, 2010


-------------------------------------------------------------------------------------------------------------------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
                                                        --------  --------- -------- ---------- -------- ----------------------
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
-------------------------------------------------------------------------------------------------------------------------------
ACME PACKET INC              COM              004764106    1,747     65,000 SH       SOLE                    65,000
ADVANCED MICRO DEVICES INC   COM              007903107    1,281    175,000 SH       SOLE                   175,000
ALCOA INC                    COM              013817101   10,060  1,000,000 SH  CALL SOLE                 1,000,000
ALLERGAN INC                 NOTE 1.500% 4/0  018490AL6      550    500,000 PRN      SOLE                                  NONE
ALLIANCE DATA SYSTEMS CORP   NOTE 1.750% 8/0  018581AD0   13,657 14,000,000 PRN      SOLE                                  NONE
ARCHER DANIELS MIDLAND CO    NOTE 0.875% 2/1  039483AW2    9,493 10,000,000 PRN      SOLE                                  NONE
ARGON ST INC                 COM              040149106    3,429    100,000 SH       SOLE                   100,000
BANK OF AMERICA CORPORATION  *W EXP 01/16/201 060505146   51,732  3,600,000 SH       SOLE                 3,600,000
BANK OF AMERICA CORPORATION  *W EXP 10/28/201 060505153  104,970  7,304,800 SH       SOLE                 7,304,800
BHP BILLITON LTD             SPONSORED ADR    088606108    2,728     44,000 SH       SOLE                    44,000
BROCADE COMMUNICATIONS SYS I COM NEW          111621306    1,677    325,000 SH       SOLE                   325,000
CA INC                       COM              12673P105   27,600  1,500,000 SH  CALL SOLE                 1,500,000
CALIX INC                    COM              13100M509    2,298    224,000 SH       SOLE                   224,000
CASEYS GEN STORES INC        COM              147528103    4,014    115,000 SH       SOLE                   115,000
CAVIUM NETWORKS INC          COM              14965A101    2,619    100,000 SH       SOLE                   100,000
CEMEX SAB DE CV              SPON ADR NEW     151290889   28,576  2,955,120 SH       SOLE                 2,955,120
CEPHALON INC                 NOTE 2.500% 5/0  156708AR0   28,400 27,000,000 PRN      SOLE                                  NONE
CF INDS HLDGS INC            COM              125269100    3,173     50,000 SH       SOLE                    50,000
CHENIERE ENERGY INC          NOTE 2.250% 8/0  16411RAE9   14,236 21,000,000 PRN      SOLE                                  NONE
CHINA MED TECHNOLOGIES INC   NOTE 3.500%11/1  169483AB0    7,129  9,000,000 PRN      SOLE                                  NONE
CISCO SYS INC                COM              17275R102   10,655    500,000 SH       SOLE                   500,000
COBALT INTL ENERGY INC       COM              19075F106    6,666    894,800 SH       SOLE                   894,800
CONOCOPHILLIPS               COM              20825C104    9,327    190,000 SH       SOLE                   190,000
CONTINENTAL AIRLS INC        NOTE 4.500% 1/1  210795PU8   13,182 10,000,000 PRN      SOLE                                  NONE
DST SYS INC DEL              DBCV 4.125% 8/1  233326AB3    7,562  7,500,000 PRN      SOLE                                  NONE
DYNCORP INTL INC             CL A             26817C101    6,752    385,400 SH       SOLE                   385,400
E M C CORP MASS              NOTE 1.750%12/0  268648AK8   25,603 21,000,000 PRN      SOLE                                  NONE
E M C CORP MASS              COM              268648102   36,600  2,000,000 SH  CALL SOLE                 2,000,000
E TRADE FINANCIAL CORP       COM NEW          269246401   24,822  2,100,000 SH       SOLE                 2,100,000
ECLIPSYS CORP                COM              278856109    3,568    200,000 SH       SOLE                   200,000
ELECTRONIC ARTS INC          COM              285512109    2,962    205,693 SH       SOLE                   205,693
EQUINIX INC                  NOTE 2.500% 4/1  29444UAF3    4,066  4,000,000 PRN      SOLE                                  NONE
EQUINIX INC                  NOTE 3.000%10/1  29444UAG1    9,854 10,500,000 PRN      SOLE                                  NONE
EQUINIX INC                  NOTE 4.750% 6/1  29444UAH9   11,875 10,000,000 PRN      SOLE                                  NONE
ERICSSON L M TEL CO          ADR B SEK 10     294821608   11,020  1,000,000 SH  CALL SOLE                 1,000,000
EXXON MOBIL CORP             COM              30231G102   15,980    280,000 SH       SOLE                   280,000
FIDELITY NATL INFORMATION SV COM              31620M106    1,609     60,000 SH       SOLE                    60,000
FORD MTR CO DEL              NOTE 4.250%12/1  345370CF5   37,303 30,000,000 PRN      SOLE                                  NONE
FORD MTR CO DEL              *W EXP 01/01/201 345370134  193,032 19,150,000 SH       SOLE                19,150,000
GAFISA S A                   SPONS ADR        362607301   28,262  2,333,800 SH       SOLE                 2,333,800
GENERAL ELECTRIC CO          COM              369604103   28,840  2,000,000 SH  CALL SOLE                 2,000,000
GERDAU AMERISTEEL CORP       COM              37373P105    5,123    470,000 SH       SOLE                   470,000
HOME DEPOT INC               COM              437076102   28,070  1,000,000 SH  CALL SOLE                 1,000,000
INGERSOLL-RAND GLOBAL HLDG C NOTE 4.500% 4/1  45687AAD4   19,787 10,000,000 PRN      SOLE                                  NONE
JABIL CIRCUIT INC            COM              466313103    1,463    110,000 SH       SOLE                   110,000
JANUS CAP GROUP INC          NOTE 3.250% 7/1  47102XAG0   20,942 20,500,000 PRN      SOLE                                  NONE
JANUS CAP GROUP INC          COM              47102X105   21,490  2,420,000 SH       SOLE                 2,420,000
JPMORGAN CHASE & CO          *W EXP 10/28/201 46634E114  316,677  8,650,000 SH       SOLE                 8,650,000
KINROSS GOLD CORP            NOTE 1.750% 3/1  496902AD9   46,415 47,500,000 PRN      SOLE                                  NONE
LIBERTY MEDIA CORP           DEB 3.500% 1/1   530715AN1   17,376 33,000,000 PRN      SOLE                                  NONE
LINEAR TECHNOLOGY CORP       NOTE 3.000% 5/0  535678AC0    4,931  5,000,000 PRN      SOLE                                  NONE
MARINER ENERGY INC           COM              56845T305   47,840  2,227,178 SH       SOLE                 2,227,178
MASSEY ENERGY CORP           COM              576206106    6,838    250,000 SH  CALL SOLE                   250,000
MCDONALDS CORP               COM              580135101   52,696    800,000 SH  CALL SOLE                   800,000
MEDTRONIC INC                NOTE 1.500% 4/1  585055AL0      502    500,000 PRN      SOLE                                  NONE
MICRON TECHNOLOGY INC        NOTE 4.250%10/1  595112AJ2    7,268  4,000,000 PRN      SOLE                                  NONE
MILLIPORE CORP               COM              601073109    4,799     45,000 SH       SOLE                    45,000
NAVISTAR INTL CORP NEW       NOTE 3.000%10/1  63934EAL2    8,345  7,000,000 PRN      SOLE                                  NONE
NEWMONT MINING CORP          NOTE 1.250% 7/1  651639AH9   32,999 23,000,000 PRN      SOLE                                  NONE
NEWMONT MINING CORP          NOTE 1.625% 7/1  651639AJ5   14,476 10,000,000 PRN      SOLE                                  NONE
NEWS CORP                    CL A             65248E104    2,990    250,000 SH       SOLE                   250,000
NOVELL INC                   COM              670006105    8,603  1,514,580 SH       SOLE                 1,514,580
ODYSSEY HEALTHCARE INC       COM              67611V101    2,806    105,000 SH       SOLE                   105,000
OMNICARE CAP TR II           PFD B TR 4.00%   68214Q200   28,928    805,000 PRN      SOLE                                  NONE
PNC FINL SVCS GROUP INC      *W EXP 12/31/201 693475121    8,280    600,000 SH       SOLE                   600,000
RAMBUS INC DEL               NOTE 5.000% 6/1  750917AC0   11,818 10,000,000 PRN      SOLE                                  NONE
RESEARCH IN MOTION LTD       COM              760975102   19,704    400,000 SH  CALL SOLE                   400,000
ROYAL GOLD INC               COM              780287108    7,200    150,000 SH       SOLE                   150,000
SALIX PHARMACEUTICALS INC    COM              795435106    5,991    153,501 SH       SOLE                   153,501
SELECT SECTOR SPDR TR        SBI INT-ENERGY   81369Y506    2,484     50,000 SH       SOLE                    50,000
SMITH INTL INC               COM              832110100   34,819    924,800 SH       SOLE                   924,800
SMITHFIELD FOODS INC         NOTE 4.000% 6/3  832248AR9   33,540 34,500,000 PRN      SOLE                                  NONE
SMITHFIELD FOODS INC         COM              832248108   15,295  1,026,500 SH       SOLE                 1,026,500
SONICWALL INC                COM              835470105    1,202    102,302 SH       SOLE                   102,302
STEEL DYNAMICS INC           NOTE 5.125% 6/1  858119AP5    7,622  7,000,000 PRN      SOLE                                  NONE
SYBASE INC                   COM              871130100    7,300    112,900 SH       SOLE                   112,900
SYMANTEC CORP                NOTE 0.750% 6/1  871503AD0    9,911 10,000,000 PRN      SOLE                                  NONE
TALECRIS BIOTHERAPEUTICS HLD COM              874227101    1,055     50,000 SH       SOLE                    50,000
TCF FINL CORP                *W EXP 11/14/201 872275128    3,040    525,000 SH       SOLE                   525,000
TEREX CORP NEW               NOTE 4.000% 6/0  880779AV5   16,211 12,000,000 PRN      SOLE                                  NONE
TEVA PHARMACEUTICAL FIN CO B NOTE 1.750% 2/0  88165FAA0   15,087 13,050,000 PRN      SOLE                                  NONE
UNITED STATES STL CORP NEW   NOTE 4.000% 5/1  912909AE8    9,808  7,000,000 PRN      SOLE                                  NONE
VERTEX PHARMACEUTICALS INC   COM              92532F100    2,468     75,000 SH       SOLE                    75,000
VIMPELCOM LTD                SPONSORED ADR    92719A106   25,403  1,570,000 SH       SOLE                 1,570,000
VMWARE INC                   CL A COM         928563402    3,442     55,000 SH  CALL SOLE                    55,000
WASHINGTON FED INC           *W EXP 11/14/201 938824117    1,483    247,156 SH       SOLE                   247,156
WELLS FARGO & CO NEW         *W EXP 10/28/201 949746119   87,040  3,400,000 SH       SOLE                 3,400,000
WELLS FARGO & CO NEW         COM              949746101   51,200  2,000,000 SH  CALL SOLE                 2,000,000
ZIONS BANCORPORATION         *W EXP 5/22/202  98970115    12,942    600,000 SH       SOLE                   600,000
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